Fnancial Instruments - Schedule of Liabilities As Per Statement Of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Accounts payable to clients	R$ 6,500,071	R$ 4,996,102
Trade accounts payable	97,825	117,836
Loans and financing	3,035,294	762,451
Obligations to FIDC quota holders	3,710,894	2,074,571
Derivative financial instruments	1,354	586
Other liabilities	80,619	14,248
Total Liabilities	13,431,108	7,970,461
Financial liabilities at amortized cost [member]
Disclosure of financial liabilities [line items]
Accounts payable to clients	6,500,071	4,996,102
Trade accounts payable	97,825	117,836
Loans and financing	3,035,294	762,451
Obligations to FIDC quota holders	3,710,894	2,074,571
Other liabilities	85,670	18,915
Total Liabilities	13,429,754	7,969,875
Financial liabilities at fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Derivative financial instruments	1,354	586
Total Liabilities	R$ 1,354	R$ 586